COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - Meadowland Midstream Gathering System - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued environmental remediation, beginning balance	$ 13,664	$ 30,000
Payments made by affiliates		(13,136)
Payments made with proceeds from insurance policies		(25,000)
Additional accruals		21,800
Payments made, including those by affiliates	(4,211)
Accrued environmental remediation, ending balance	$ 9,453	$ 13,664